Share-based compensation - Dividend equivalent rights - Changes in DERs (Details) - Dividend equivalent rights - $ / shares		3 Months Ended
	Nov. 04, 2019	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning		1,146,517
Balance as at the beginning, Weighted average fair value at grant date		$ 0.49
RSU granted (in shares)	1,146,517	0
Granted during the period, Weighted average fair value at grant date	$ 0.49	$ 0.00
DERs forfeited (in shares)		0
DERs forfeited during the period, Weighted average fair value at grant date		$ 0.00
Balance as at the end (none of which are vested)		1,146,517
Balance as at the end (none of which are vested), Weighted average fair value at grant date		$ 0.49